CONSOLIDATED AND COMBINED CARVE-OUT STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands		6 Months Ended		11 Months Ended	12 Months Ended
		Jun. 30, 2022		Dec. 31, 2022	Dec. 31, 2023		Dec. 31, 2022	Dec. 31, 2021
Operating activities
Net income	[2]	$ 23,244	[1]	$ 87,500 [1]	$ 176,363	[3]		$ 48,368	[1]
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization expenses	[2],[3]	5,745		45,935	76,629			43,389
Amortization of intangible assets and liabilities arising from charter agreements, net	[3]	0		(22,286)	(17,628)			0
Amortization of deferred charges and fair value adjustments	[3]	1,588		2,540	4,124			1,259
Gain on sale of vessel	[3]	0		0	(42,549)			0
Drydocking expenditure	[3]	0		(294)	(4,547)			0
Compensation cost related to share-based payment	[3]	238		320	2,447			850
Change in fair value of derivative instruments	[3]	0		(8,351)	3,306			0
Share based payments	[3]	0		0	(232)			0
Changes in assets and liabilities:
Trade accounts and other receivable	[3]	(117)		(427)	(7,044)			3,677
Inventories	[3]	0		0	(2,668)			915
Other current and other non-current assets	[3]	(7,226)		4,426	(3,864)			1,147
Amounts (due to) /from related parties	[3]			(238)	(1,254)			(6,068)
Amounts (due to) /from related parties	[3]	1,252
Trade accounts payable	[3]	(400)		640	18,486			691
Accrued expenses	[3]	(180)		7,073	(6,367)			9,545
Other current and non-current liabilities	[3]	2,957		1,396	3,724			6,605
Net cash provided by operating activities	[3]	27,101		118,234	198,926			110,378
Investing activities
Additions to vessels and equipment	[3]	0		0	(13,801)			(41)
Additions to newbuildings	[3]	0		0	(181,287)			0
Proceeds from sale of vessels and equipment	[3]			0	184,300		$ 0	0
Additions to intangible assets	[3]	0		0	(1,344)			0
Consideration for acquisition of vessels and management entities	[3]	0		(353,506)	0			0
Net cash used in investing activities	[3]	0		(353,506)	(12,132)			(41)
Financing activities
Proceeds from short-term and long-term debt	[3]	0		570,000	110,000			10,402
Repayments of short-term and long-term debt	[3]	(498,832)		(96,724)	(203,130)			(156,364)
(Repayments of)/Contributions from Parent's funding	[3]			0	0			56,057
(Repayments of)/Contributions from Parent's funding		(136,351)	[3]					(133,800)
Financing arrangement fees and other costs	[3]	0		(7,382)	(1,892)			(475)
(Repayments to) / contributions from CoolCo in connection with acquisition, net of equity proceeds	[3]			(581,072)	0
(Repayments to) / contributions from CoolCo in connection with acquisition, net of equity proceeds	[3]	581,072						0
Net proceeds from equity raise	[3]	0		432,635	0			0
Cash dividends paid	[3]	0		0	(87,511)			0
Net cash (used in) / provided by financing activities	[3]	(54,111)		317,457	(182,533)			(90,380)
Net increase / (decrease) in cash, cash equivalents and restricted cash	[3]	(27,010)		82,185	4,261			19,957
Cash, cash equivalents and restricted cash at beginning of period	[3]	77,902		50,892	133,077		77,902	57,945
Cash, cash equivalents and restricted cash at end of period	[3]	50,892		133,077	137,338		$ 133,077	77,902
Cash paid during the period for:
Interest	[3]	24,665		22,240	85,083			5,676
Tax	[3]	$ 357		$ 59	$ 512			$ 370

[1]	Refer to Note 2.a for the basis of preparation of the Successor and Predecessor periods.
[2]	Refer to Note 2.a for the basis of preparation of the Successor and Predecessor periods.
[3]	Refer to Note 2.a for the basis of preparation of the Successor and Predecessor periods.